Document and Entity Information	Jul. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001739566
Current Fiscal Year End Date	--01-03
Document Type	8-K
Document Period End Date	Jul. 20, 2026
Entity Registrant Name	Utz Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38686
Entity Tax Identification Number	85-2751850
Entity Address, Address Line One	900 High Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17331
City Area Code	(717)
Local Phone Number	637-6644
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	UTZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false